Average Annual Total Returns - Nationwide Destination 2060 Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares Since Fund Inception	Class A Shares Fund Inception Date	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions Since Fund Inception	Class A Shares After Taxes on Distributions Fund Inception Date	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares Since Fund Inception	Class A Shares After Taxes on Distributions and Sales of Shares Fund Inception Date	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares Since Fund Inception	Class R Shares Fund Inception Date	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares Since Fund Inception	Class R6 Shares Fund Inception Date	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares Since Fund Inception	Institutional Service Class Shares Fund Inception Date	S&P Target Date To 2060+ Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P Target Date To 2060+ Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P Target Date To 2060+ Index (The Index does not pay sales charges, fees, expenses or taxes.) Since Fund Inception
Total	6.90%	9.75%	7.47%	Nov. 28, 2014	4.40%	7.91%	5.77%	Nov. 28, 2014	4.26%	7.16%	5.36%	Nov. 28, 2014	13.13%	10.79%	8.26%	Nov. 28, 2014	14.00%	11.60%	9.01%	Nov. 28, 2014	13.68%	11.31%	8.77%	Nov. 28, 2014	13.65%	11.40%	8.76%